Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000259776
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2070 Fund
Class Name	Investor Class
Trading Symbol	TRPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - Investor Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	10,000	10,000	10,000
8/31/2025	10,700	10,846	10,695
11/30/2025	11,290	11,492	11,246
2/28/2026	12,029	11,612	11,900
2026	12,689	12,777	12,667

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement Blend 2070 Fund (Investor Class)	26.89%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,439,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 12,000
InvestmentCompanyPortfolioTurnover	45.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,439 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.4%
International Equity Funds	28.5
Domestic Bond Funds	1.5
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	28.9%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price Value Fund	11.3
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price International Value Equity Fund	4.9
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1
T. Rowe Price Mid-Cap Index Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000259775
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2070 Fund
Class Name	I Class
Trading Symbol	TRYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2070 Fund (the "fund") for the period of June 18, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2070 Fund - I Class	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2065+ Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
6/18/25	500,000	500,000	500,000
8/31/2025	535,500	542,278	534,742
11/30/2025	565,000	574,590	562,308
2/28/2026	602,148	580,611	595,001
2026	635,713	638,838	633,374

Average Annual Return [Table Text Block]
Table Summary
Since Inception 6/18/25
Retirement Blend 2070 Fund (I Class)	27.14%
Russell 3000 Index (Regulatory Benchmark)	27.77
S&P Target Date 2065+ Index (Strategy Benchmark)	26.67

Performance Inception Date	Jun. 18, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,439,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 12,000
InvestmentCompanyPortfolioTurnover	45.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,439 Number of Portfolio Holdings21
Holdings [Text Block]
Table Summary
Domestic Equity Funds	69.4%
International Equity Funds	28.5
Domestic Bond Funds	1.5
International Bond Funds	0.3
Short-Term and Other	0.3

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	28.9%
T. Rowe Price International Equity Index Fund	13.9
T. Rowe Price Growth Stock Fund	11.8
T. Rowe Price Value Fund	11.3
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price International Value Equity Fund	4.9
T. Rowe Price International Stock Fund	3.4
T. Rowe Price Emerging Markets Discovery Stock Fund	3.2
T. Rowe Price Emerging Markets Stock Fund	3.1
T. Rowe Price Mid-Cap Index Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless